COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Rental Commitments	Aggregate minimum rental commitments under non-cancelable leases at December 31, 2017, are as follows:
2018	$4,918
2019	3,930
2020	612
2021	331
2022 and thereafter	216
$10,007